Related Parties (Details)	6 Months Ended
Dec. 31, 2025
JSKS enterprises pty ltd [member]
Disclosure of transactions between related parties [line items]
Interest Rate	6.00%
Energreen Nutrition Australia Pty Ltd., [member]
Disclosure of transactions between related parties [line items]
Interest Rate	6.00%